Provisions - Additional Information (Detail) $ in Millions	Dec. 31, 2017 ARS ($)
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	$ 57.4
Tax obligations [member]
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	14.6
Labor obligation [member]
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	25.6
Administrative obligation [member]
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	$ 17.0